REVENUE AND COST OF SALES (Tables)	3 Months Ended
Mar. 31, 2022
Schedule Of Revenue
	March 31, 2022	March 31, 2021
Concentrate sales	$9,789	$-
Provisional pricing adjustments	1,261	29
	$11,050	$29

Schedule Of Cost Of Sales
	March 31, 2022	March 31, 2021
Production costs	$5,847	$-
Stand-by costs	-	246
Depreciation and depletion	459	463
	$6,306	$709